Business combinations and asset acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Business combinations and asset acquisitions [Abstract]
Fair value of identifiable net assets acquired
The acquired goodwill is attributable principally to the profit generating potential of the businesses, the assembled workforce and benefits arising from embedded infrastructure that are expected to be achieved from integrating the acquired businesses into the Group’s existing business. No amount of goodwill is expected to be deductible for tax purposes.

	As at September 24, 2019
	As previously reported in December 31, 2019 financial statements	Adjustments*	Fair value, as restated
	US$’000	US$’000	US$’000
Assets
Non-current assets
Property, plant and equipment	276	—	276
Right of use assets	924	—	924
Intangible Assets	308,374	(9,000)	299,374
Other assets	2,334	(433)	1,901
Total non-current assets	311,908	(9,433)	302,475

Current assets
Cash and cash equivalents	24,985	—	24,985
Trade and other receivables	23,259	—	23,259
Inventory	45,959	11,482	57,441
Prepaid expenses and other assets	2,469	(881)	1,588
Total current assets	96,672	10,601	107,273
Total assets	408,580	1,168	409,748

Current liabilities
Accounts payable	5,137	(1,186)	3,951
Accrued liabilities	64,088	2,922	67,010
Lease liabilities – current	384	—	384
Provision for legal settlements – current	14,916	257	15,173
Total current liabilities	84,525	1,993	86,518

Non-current liabilities
Lease liabilities - long term	538	—	538
Long term debt	54,469	—	54,469
Convertible notes debt and equity components - long term	125,000	—	125,000
Provision for legal settlements - long term	7,821	—	7,821
Deferred tax liability	14,425	(12,507)	1,918
Total non-current liabilities	202,253	(12,507)	189,746
Total liabilities	286,778	(10,514)	276,264

Total identifiable net assets at fair value	121,802	11,682	133,484
Goodwill arising on acquisition	30,813	(11,682)	19,131
Consideration	152,615	—	152,615

Consideration
Issue of fully paid up ordinary shares and zero cost warrants	152,615	—	152,615
Total consideration	152,615	—	152,615
*Adjustments relate to finalization of fair values following completion of the fair value assignment to identifiable assets and liabilities acquired. See Note 27, Restatement of prior year comparatives, for more details on the adjustments.